UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04375

Name of Fund: BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2019

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds — 1.3%

New York — 1.3%
Auto Components — 0.3%
General Motors Co., 5.95%, 04/01/49	$2,889	$2,869,571

Banks — 0.1%
Capital One Financial Corp., 3.80%, 01/31/28	1,690	1,594,503

Education — 0.2%
American Museum of Natural History, 4.37%, 07/15/45	1,000	980,427
New York Public Library Astor Lenox & Tilden Foundations, 4.31%, 07/01/45	1,000	970,808

		1,951,235

Health Care Providers & Services — 0.6%
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	3,038	3,036,040
Northwell Healthcare, Inc., 3.98%, 11/01/46	4,000	3,631,476

		6,667,516

Pharmaceuticals — 0.1%
AbbVie, Inc., 4.88%, 11/14/48	1,255	1,234,783

Total Corporate Bonds — 1.3% (Cost — $14,686,066)		14,317,608

Municipal Bonds — 87.7%

New York — 86.6%
Corporate — 2.8%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	280	297,234
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 07/01/22	500	542,190
5.00%, 07/01/28	1,520	1,609,756
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 03/01/24	750	863,663
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.50%, 10/01/37	780	972,800
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	11,865	14,405,653

Security	Par (000)	Value
Corporate (continued)
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	$10,410	$10,394,801
Southold Local Development Corp., RB, Peconic Landing Inc., Project, 4.00%, 12/01/45	1,900	1,718,664

		30,804,761
County/City/Special District/School District — 11.8%
City of New York, GO, Future Tax Secured Subordinate, Sub-Series E-1, 5.00%, 03/01/41	2,695	3,037,508
City of New York, GO, Refunding:
Series A, 5.00%, 08/01/30	2,250	2,558,722
Series B, 5.00%, 08/01/31	1,250	1,416,525
Series C, 5.00%, 08/01/34	500	557,860
City of New York, GO:
Series A-1, 5.00%, 08/01/35	400	427,716
Series B-1, 5.00%, 12/01/37	4,765	5,351,238
Series B-1, 5.00%, 10/01/38	1,255	1,415,753
Series B-1, 5.00%, 10/01/39	8,045	9,068,807
Series E-1, 5.00%, 03/01/37	1,615	1,835,577
Series E-1, 5.00%, 03/01/44	2,140	2,406,451
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	690	764,037
Sub-Series F-1, 5.00%, 04/01/39	10,000	11,324,100
Sub-Series I-1, 5.38%, 04/01/19(b)	705	717,387
Sub-Series I-1, 5.38%, 04/01/36	100	101,651
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(c)	5,000	997,500
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/45	8,490	9,314,124
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(c)	5,000	1,842,300
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(c)	1,500	475,140
(AMBAC), 5.00%, 01/01/39	1,850	1,872,977
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	1,455	1,469,914
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	790	800,539

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/35	$3,500	$3,893,435
5.00%, 11/15/40	8,305	9,138,656
City of New York Industrial Development Agency, RB, PILOT:
Queens Baseball Stadium (AGC), 6.50%, 01/01/46	700	707,497
Yankee Stadium Project (NPFGC), 4.75%, 03/01/46	250	250,120
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	1,000	1,005,110
City of Poughkeepsie New York, GO, Refunding Bond Anticipation Notes, Series A, 4.00%, 05/03/19	1,820	1,829,864
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	520,760
County of Erie New York Fiscal Stability Authority, RB, Sales Tax and State Aid Secured Refunding Bonds, Series D:
5.00%, 09/01/35	445	512,271
5.00%, 09/01/36	400	458,784
5.00%, 09/01/37	445	508,163
5.00%, 09/01/38	685	780,516
5.00%, 09/01/39	555	631,007
County of Monroe Industrial Development Agency, Refunding RB, Rochester Schools Modernization Project, 5.00%, 05/01/33	1,750	2,000,197
County of Nassau New York, GO:
Refunding Series A, 5.00%, 01/01/38	1,500	1,643,850
Refunding Series C, 5.00%, 10/01/31	3,600	4,103,136
Haverstraw-Stony Point Central School District, GO, Refunding, (AGM), 5.00%, 10/15/36	140	154,027
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	60	65,224
5.75%, 02/15/47	40	43,067
Hudson Yards Infrastructure Corp., Refunding RB, Fiscal 2017, Series A, 5.00%, 02/15/42	18,125	20,221,337

Security	Par (000)	Value
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 07/15/47	$9,305	$9,716,281
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,200	1,251,276
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	5,000	5,194,500
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	400	434,696
4 World Trade Center Project, 5.00%, 11/15/31	860	925,179
4 World Trade Center Project, 5.00%, 11/15/44	1,500	1,602,045
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	425	440,394
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	3,085	3,295,304
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	1,720	1,834,346
World Trade Center Project, 5.75%, 11/15/51	1,250	1,373,913

		132,290,781
Education — 10.1%
Amherst Development Corp., Refunding RB:
Daemen College Project, 5.00%, 10/01/43	1,280	1,365,056
Daemen College Project, 5.00%, 10/01/48	975	1,035,684
University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	305	320,723
Build NYC Resource Corp., RB, Inwood Academy for Leadership Charter School Project, Series A(a):
5.13%, 05/01/38	140	141,526
5.50%, 05/01/48	2,025	2,085,689
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 06/01/43	325	354,897

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., Refunding RB (continued):
Manhattan College Project, 5.00%, 08/01/47	$1,860	$2,042,113
The Chapin School Ltd. Project, 5.00%, 11/01/47	2,900	3,503,432
City of New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 01/01/39	500	503,660
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	885	981,217
Carnegie Hall, 4.75%, 12/01/39	1,550	1,587,184
City of New York Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 5.00%, 12/01/39	1,325	1,364,578
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
5.00%, 08/01/28	2,690	3,039,673
Series A, 5.13%, 09/01/40	9,280	9,647,395
Series B, 4.00%, 08/01/35	1,000	1,020,360
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 06/01/19(b)	1,000	1,026,690
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Series A:
Buffalo State College Foundation Housing Corp. Project, 5.38%, 10/01/41	620	663,673
The Charter School for Applied Technologies Project, 5.00%, 06/01/35	600	645,630
County of Cattaraugus New York, RB, St. Bonaventure University Project:
5.00%, 05/01/34	130	139,805
5.00%, 05/01/39	165	176,063
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	2,475	2,402,433
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project, 5.00%, 07/01/42	1,980	2,219,461

Security	Par (000)	Value
Education (continued)
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project:
Series A, 5.00%, 07/01/23(b)	$240	$271,399
Series A, 5.00%, 07/01/32	300	347,097
Series A, 5.00%, 07/01/33	350	402,909
Series A, 5.00%, 07/01/34	350	401,457
Series A, 5.00%, 07/01/35	800	914,320
Series A, 5.00%, 07/01/36	1,000	1,138,800
Series A, 5.00%, 07/01/37	500	566,945
Series C, 5.05%, 07/01/28	1,000	1,080,080
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(b)	1,000	1,038,560
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	360	374,807
5.00%, 07/01/42	220	228,270
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 09/01/41	500	537,955
County of St. Lawrence New York Industrial Development Agency, Refunding RB, St. Lawrence University Project, Series B, 4.43%, 07/01/56	1,500	1,431,645
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(b)	450	484,222
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 07/01/39	1,000	1,094,310
5.00%, 07/01/44	2,000	2,180,940
Dutchess County Local Development Corp., RB, Marist College Project(d):
5.00%, 07/01/43	900	1,010,574
5.00%, 07/01/48	1,355	1,515,540
Dutchess County Local Development Corp., Refunding RB, Culinary Institute of America Project:
5.00%, 07/01/30	200	222,922
5.00%, 07/01/31	200	221,912
5.00%, 07/01/32	440	486,627
5.00%, 07/01/35	155	169,878
5.00%, 07/01/36	100	109,245
5.00%, 07/01/41	215	232,462

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
Dutchess County Local Development Corp., Refunding RB, Culinary Institute of America Project (continued):
5.00%, 07/01/46	$300	$323,319
Monroe County Industrial Development Agency, RB, Rochesters Scools Modernization Project:
5.00%, 05/01/33	2,885	3,336,272
5.00%, 05/01/34	2,375	2,737,995
New York State Dormitory Authority, RB, State University Of New York Dormitory Facilities, Series A, 5.00%, 07/01/43(d)	3,190	3,595,289
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 07/01/41	500	548,705
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/26	2,870	3,001,475
State of New York Dormitory Authority, RB:
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/40	2,500	2,731,350
New School (AGM), 5.50%, 07/01/20(b)	1,000	1,060,480
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	500	630,915
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 07/01/31	230	275,372
State University Dormitory Facilities, Series A, 5.00%, 07/01/19(b)	750	767,205
State University Dormitory Facilities, Series A, 5.25%, 07/01/19(b)	5	5,126
Touro College & University System Obligation Group, Series A, 4.13%, 01/01/30	600	603,174
Touro College & University System, Series A, 5.50%, 01/01/44	2,000	2,170,720
Touro College and University System, 5.00%, 01/01/42	5,000	5,335,200
University of Rochester, Series A, 5.75%, 07/01/19(b)	865	889,627
University of Rochester, Series A, 5.75%, 07/01/39	135	138,731

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/33	$470	$527,927
Barnard College, Series A, 5.00%, 07/01/43	1,000	1,100,120
Bid Group 4, Series C, 4.00%, 03/15/44	4,690	4,786,286
Brooklyn Law School, 5.75%, 07/01/33	475	485,445
Columbia University, Series B, 5.00%, 10/01/38	2,415	2,790,001
Culinary Institute of America, 5.00%, 07/01/42	300	317,280
Fordham University, 5.00%, 07/01/32	250	286,138
Fordham University, 5.00%, 07/01/44	850	929,696
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	800	880,608
New York University, Series A, 5.00%, 07/01/42	1,000	1,082,890
Pratt Institute, Series A, 5.00%, 07/01/44	1,000	1,079,050
Rochester Institute of Technology, 5.00%, 07/01/34	750	812,445
Rochester Institute of Technology, 5.00%, 07/01/42	1,460	1,572,362
Skidmore College, Series A, 5.25%, 07/01/29	135	145,502
St. John’s University, Series A, 5.00%, 07/01/37	350	385,934
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	2,095	2,352,308
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	2,095	2,349,312
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	895	962,564
State University Dormitory Facilities, Series A, 5.00%, 07/01/46	1,875	2,088,244
State University of New York Dormitory Facilities, Series A, 5.00%, 07/01/35	1,320	1,495,666

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
State University of New York Dormitory Facilities, Series A, 5.00%, 07/01/38	$1,655	$1,855,156
Teachers College, 5.50%, 03/01/19(b)	850	862,784
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	465	511,677
Adelphi University Project, 5.00%, 10/01/35	265	293,127
Hofstra University Project, 5.00%, 07/01/47	2,065	2,281,804

		113,115,099
Health — 5.5%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 07/01/30	600	655,926
City of New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	1,000	1,034,790
City of New York Industrial Development Agency, Refunding RB, Special Needs FAS Pool, Series A-1 (ACA), 4.38%, 07/01/20	225	223,513
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35	500	544,005
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc.:
Series A, 5.00%, 07/01/34	750	818,678
Series B, 4.00%, 07/01/41	15,085	15,039,594
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 07/01/40	300	320,121
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A, 6.00%, 02/01/28	185	185,464
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	430	430,185

Security	Par (000)	Value
Health (continued)
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project (continued):
5.00%, 12/01/32	$580	$580,058
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, 5.00%, 12/01/46	4,800	5,190,288
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	1,050	1,126,765
County of Nassau New York Industrial Development Agency, Refunding RB, Special Needs Facility Pooled Program (ACA), 4.90%, 07/01/21	210	208,973
County of Orange New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series G-1 (ACA), 4.90%, 07/01/21	625	621,788
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	305	330,102
County of Sullivan New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series H-1 (ACA), 4.90%, 07/01/21	235	233,792
County of Tompkins New York Development Corp., Refunding RB, Kendal at Ithaca, Inc. Project, Series A:
4.25%, 07/01/44	1,595	1,596,547
5.00%, 07/01/44	1,145	1,211,639
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,645	3,847,990
Series B, 6.00%, 11/01/20(b)	325	351,150
Series B, 6.00%, 11/01/30	50	53,357
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 5.00%, 01/01/28	930	998,234
Kendal On Hudson Project, 5.00%, 01/01/34	875	928,113
Westchester Medical Center Obligation, 5.00%, 11/01/46	1,610	1,691,144

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
New York State Dormitory Authority, RB, Montefiore Obligated Group, Series B (AGM), 4.95%, 08/01/48	$5,600	$5,646,816
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 03/15/19(b)	250	253,610
Mental Health Services (AGM), 5.00%, 02/15/22	80	80,193
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 07/01/19(b)	700	720,958
New York University Hospitals Center, Series A, 5.75%, 07/01/20(b)	1,055	1,123,311
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 05/01/19(b)	1,675	1,710,409
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 05/01/19(b)	1,725	1,763,950
Orange Regional Medical Center, 5.00%, 12/01/40(a)	1,300	1,389,440
Orange Regional Medical Center, 5.00%, 12/01/45(a)	1,700	1,811,809
State of New York Dormitory Authority, Refunding RB:
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	825	927,432
Miriam Osborn Memorial Home Association, 5.00%, 07/01/29	290	295,127
Mount Sinai Hospital, Series A, 5.00%, 07/01/26	1,635	1,710,978
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	2,500	2,688,975
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	1,570	1,692,947

Security	Par (000)	Value
Health (continued)
State of New York Dormitory Authority, Refunding RB (continued):
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 05/01/33	$1,000	$1,018,450

		61,056,621
Housing — 3.7%
City of New York Housing Development Corp., RB:
M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 07/01/32	2,020	2,194,447
M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 07/01/33	400	428,724
M/F Housing, Taxable, Series I, 5.63%, 11/01/24	3,250	3,297,482
Series C-2A, 2.35%, 07/01/22	12,000	11,948,520
City of New York Housing Development Corp., Refunding RB:
M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	770	789,735
Series D, 4.10%, 11/01/38	5,000	4,907,350
City of New York Housing Development Corp., RB:
M/F Housing, Sustainable Neighbourhood, Series G, 2.00%, 11/01/57(e)	8,000	7,932,640
Sustainable Neighborhood Bonds, 4.15%, 11/01/46	2,805	2,818,604
City of Yonkers New York Industrial Development Agency, RB, Series A, AMT (SONYMA):
Monastery Manor Associates LP Project, 5.25%, 04/01/37	585	586,404
Sacred Heart Association Project, 5.00%, 10/01/37	1,640	1,642,444
County Westchester Local Development Corp., Refunding RB, Waterburg Senior Housing, Series A, 5.00%, 06/01/30(a)	965	956,527
State of New York HFA, RB, M/F Housing, Series A, AMT:
Division Street (SONYMA), 5.10%, 02/15/38	875	875,665

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Housing (continued)
State of New York HFA, RB, M/F Housing, Series A, AMT (continued):
Highland Avenue Senior Apartments (SONYMA), 5.00%, 02/15/39	$1,920	$1,926,221
Kensico Terrace Apartments (SONYMA), 4.90%, 02/15/38	645	645,387
Watergate II, 4.75%, 02/15/34	580	580,354

		41,530,504
State — 13.6%
City of New York Transitional Finance Authority, BARB, Sub-Series E-1:
Fiscal 2011, Sub-Series S-1B, Build America Bonds, 6.83%, 07/15/40	1,500	1,954,725
Fiscal 2018, Series S-1, 5.00%, 07/15/35	1,250	1,414,950
Fiscal 2018, Series S-2, 5.00%, 07/15/35	1,250	1,414,950
Series S-3, 5.25%, 07/15/36	2,080	2,431,936
City of New York Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	5,000	5,045,050
City of New York Transitional Finance Authority Building Aid Revenue, RB:
Fiscal 2015, Series S-1, 5.00%, 07/15/40	1,015	1,110,380
Series S-1, 5.00%, 07/15/37	2,430	2,705,465
Series S-3, 5.25%, 07/15/45	5,000	5,764,300
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series 4-A:
5.25%, 07/15/35	2,500	2,939,050
5.25%, 07/15/36	5,000	5,846,000
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, 5.00%, 02/01/42	650	696,429
Fiscal 2014, Sub-Series A-1, 5.00%, 11/01/38	1,000	1,101,000
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	680	750,122
Fiscal 2015, 5.00%, 02/01/41	3,000	3,296,280
Fiscal 2016, Sub-Series B-1, 5.00%, 11/01/38	5,000	5,559,350
Future Tax Secured Subordinate Bonds, SubSeries A-1, 5.00%, 08/01/40	13,360	15,144,896
Future Tax Secured, Fiscal 2017, Series A, 5.00%, 02/01/36	3,500	3,941,000
5.00%, 02/01/39	5,000	5,538,950

Security	Par (000)	Value
State (continued)
City of New York Transitional Finance Authority Future Tax Secured, RB (continued):
Subordinate, Sub-Series C-3, 4.00%, 05/01/42	$5,090	$5,183,300
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB:
Build America Bonds, 5.51%, 08/01/37	3,000	3,521,340
Series A-2, 5.00%, 08/01/38	490	551,338
Sub-Series C-3, 5.00%, 05/01/41	5,000	5,644,950
New York City Transitional Finance Authority Building Aid Revenue, RB:
Series S-1, 5.00%, 07/15/38	2,250	2,545,447
Series S-3, 5.00%, 07/15/37	3,015	3,424,316
New York State Dormitory Authority, RB, Series A:
Bid Group 3, 5.00%, 03/15/39	1,630	1,850,588
Income Tax, 5.00%, 02/15/36	9,000	10,098,810
3.74%, 12/01/23	4,000	4,077,480
5.00%, 02/15/38	5,000	5,577,350
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	1,625	1,844,472
State of New York, GO, Series A, 5.00%, 02/15/39	750	758,160
State of New York Dormitory Authority, RB:
Group 4, Series A, 5.00%, 03/15/45	3,615	4,082,311
Personal Income Tax, Series G, 5.00%, 08/15/32	1,975	2,123,915
Series A, 5.00%, 03/15/36	8,335	9,399,713
Series A, 5.00%, 02/15/42	4,390	4,877,641
Series B, 5.00%, 03/15/37	1,500	1,676,010
State Supported Debt, Series A, 5.00%, 03/15/44	3,305	3,633,418
State of New York State Dormitory Authority, RB, Series C, 5.00%, 10/01/42	1,695	1,887,671
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 04/01/19(b)	1,000	1,015,720
State of New York Urban Development Corp., RB, State Personal Income Tax:
General Purpose, Series A, 5.00%, 03/15/38	5,000	5,602,850
Series C, 5.00%, 03/15/32	4,000	4,402,920

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
State of New York Urban Development Corp., Refunding RB:
Clarkson Center Advance Materials, 5.50%, 01/01/20	$730	$749,126
University Facilities Grants, 5.50%, 01/01/19	945	952,740

		152,136,419
Tobacco — 3.3%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	3,600	3,717,144
5.00%, 06/01/42	3,775	3,697,801
5.00%, 06/01/45	895	870,745
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	3,655	3,361,211
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	3,615	3,747,454
Tobacco Settlement Pass-Through, Series B, 5.00%, 06/01/45	5,000	5,286,400
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	750	752,168
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	1,750	1,870,837
5.25%, 05/15/40	1,080	1,145,621
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	4,595	4,470,475
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	5,945	5,707,141
5.13%, 06/01/51	2,175	2,241,577

		36,868,574
Transportation — 25.8%
Buffalo & Fort Erie Public Bridge Authority, RB, Toll Bridge System:
5.00%, 01/01/42	955	1,061,865
5.00%, 01/01/47	320	354,595

Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority, RB:
Build America Bonds, 6.67%, 11/15/39	$1,400	$1,814,148
Green Bonds, Series A, 5.00%, 11/15/42	5,000	5,605,100
Series A, 5.63%, 11/15/18(b)	90	90,415
Series A-1, 5.25%, 11/15/23(b)	540	621,292
Series B, 5.25%, 11/15/39	5,795	6,464,438
Series B, 5.25%, 11/15/44	2,125	2,364,679
Series C, 6.50%, 11/15/28	335	336,873
Series E, 5.00%, 11/15/38	2,350	2,553,980
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Sub-Series B-1, 5.00%, 11/15/35	3,100	3,522,220
Green Bond, Sub-Series B-1, 5.00%, 11/15/36	13,500	15,297,255
Green Bonds, Series A-1, 5.25%, 11/15/56	1,560	1,731,226
Green Bonds, Series A-1, 5.25%, 11/15/57	5,410	6,066,233
Series A, 5.25%, 11/15/35	10,000	11,555,800
Series B, 5.00%, 11/15/34	1,750	1,961,645
Series B, 5.00%, 11/15/37	2,240	2,490,656
Series F, 5.00%, 11/15/30	1,000	1,086,220
Series F, 5.00%, 11/15/35	1,500	1,658,565
Sub-Series B-1, 5.00%, 11/15/34	1,060	1,208,453
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	9,985	10,652,098
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/46	19,870	20,398,939
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project:
Series A, AMT, 4.00%, 07/01/31	4,850	4,927,018
Series A, AMT, 5.00%, 07/01/34	250	267,208
Series A, AMT, 5.00%, 07/01/41	750	792,068
Series A, AMT, 5.00%, 07/01/46	17,145	18,061,572
Series A, AMT, 5.25%, 01/01/50	9,975	10,614,198
Series B, 3.02%, 07/01/24	4,150	3,936,897
Series B, 3.22%, 07/01/25	1,000	947,130
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	6,130	6,363,737

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Niagara Falls Bridge Commission, RB, Toll Bridge System (AGM), 4.16%, 10/01/33	$1,650	$1,647,492
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	2,000	2,182,900
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,064,500
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	2,000	2,162,760
Port Authority of New York & New Jersey, RB:
Taxable Consolidated 164th Series, 5.65%, 11/01/40	1,745	2,105,290
AMT, 5.00%, 10/15/29	4,000	4,477,080
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
178th Series, AMT, 5.00%, 12/01/43	285	309,510
186th Series, AMT, 5.00%, 10/15/44	5,375	5,849,827
193rd Series, AMT, 5.00%, 10/15/34	1,825	2,006,332
195th Series, AMT, 5.00%, 04/01/36	4,430	4,919,382
197th Series, AMT, 5.00%, 11/15/41	1,250	1,374,987
202th Series, AMT, 5.00%, 04/15/37	5,000	5,533,700
206th Series, AMT, 5.00%, 11/15/37	1,525	1,697,188
211th Series, 5.00%, 09/01/48	4,760	5,404,885
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,097,490
Consolidated, 197th Series, 5.00%, 11/15/36	3,000	3,335,700
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	7,440	8,188,538
5.25%, 01/01/56	8,175	9,066,729
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 01/01/42	280	299,611
General, Series J, 5.00%, 01/01/41	5,750	6,295,445
General, Series K, 5.00%, 01/01/29	5,000	5,623,200
General, Series K, 5.00%, 01/01/31	2,500	2,794,875
General, Series K, 5.00%, 01/01/32	3,500	3,900,120

Security	Par (000)	Value
Transportation (continued)
State of New York Thruway Authority, Refunding RB (continued):
Series L, 5.00%, 01/01/33	$2,065	$2,367,522
Series L, 5.00%, 01/01/34	910	1,039,393
Series L, 5.00%, 01/01/35	1,050	1,194,795
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	1,290	1,442,839
5.00%, 11/15/45	2,000	2,230,200
Triborough Bridge & Tunnel Authority, Refunding RB:
General, MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	10,835	12,256,769
General, Series A, 5.00%, 11/15/41	3,750	4,184,287
General, Series A, 5.00%, 11/15/50	1,000	1,100,310
General, Series B, 5.00%, 11/15/37	10,070	11,385,142
MTA Bridge and Tunnels, Series C, 5.00%, 11/15/37	6,000	6,893,520
MTA Bridges & Tunnels, Series A, 5.00%, 11/15/43	7,890	8,945,761
Series B, 5.00%, 11/15/38	9,000	10,153,800

		289,338,402
Utilities — 10.0%
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	2,455	2,796,441
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	1,000	1,108,410
City of New York Municipal Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013, Series BB, 5.00%, 06/15/47	2,000	2,184,860
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series EE:
5.00%, 06/15/37	2,735	3,088,526
5.25%, 06/15/37	1,075	1,242,076
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Series FF-2, 5.50%, 06/15/40	5,800	5,939,548

9

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
City of New York Water & Sewer System, Refunding RB (continued):
2nd Generation Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/40	$8,000	$9,064,080
Series EE, 5.00%, 06/15/40	8,355	9,438,560
Long Island Power Authority, RB, General:
5.00%, 09/01/37	1,000	1,122,940
Electric Systems, 5.00%, 09/01/36	2,000	2,255,720
Electric Systems, 5.00%, 09/01/42	1,365	1,525,019
Electric Systems, Series A (AGM), 5.00%, 05/01/21(b)	500	537,795
Electric Systems, Series C (CIFG), 5.25%, 09/01/29	3,000	3,546,990
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.50%, 04/01/19(b)	875	890,689
Series A, 5.75%, 04/01/19(b)	300	305,748
Series A, 6.00%, 05/01/19(b)	2,450	2,508,114
Series A, 5.00%, 09/01/34	4,280	4,716,218
Series B, 5.00%, 09/01/41	1,500	1,658,685
Series B, 5.00%, 09/01/46	2,000	2,204,300
New York State Environmental Facilities Corp., RB:
Revolving Funds, New York City Municipal Water Finance, Series E, 5.00%, 06/15/35	2,290	2,617,676
Series A, 5.00%, 06/15/34	10,000	10,198,100
State of New York Environmental Facilities Corp., RB:
Green Bonds, Series B, 5.00%, 03/15/45	2,535	2,830,404
New York City Municipal Water Finance Authority Projects, Series E, 5.00%, 06/15/38	2,500	2,841,400
Series D, 3.26%, 01/15/30	500	476,635
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	1,000	1,069,780
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB:
5.00%, 04/01/28	100	114,639
5.00%, 04/01/29	375	427,451
4.00%, 04/01/32	100	105,023

Security	Par (000)	Value
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/38	$8,460	$9,686,954
Restructuring Bonds, 5.00%, 12/15/33	10,000	11,383,700
Restructuring Bonds, Series A, 5.00%, 12/15/35	1,145	1,300,560
Restructuring, Series E, 5.00%, 12/15/41	11,725	12,947,448

		112,134,489

Puerto Rico — 1.1%
State — 0.2%
Commonwealth of Puerto Rico, GO, Refunding, Series A(f)(g):
Public Improvement, 5.50%, 07/01/39	800	462,000
8.00%, 07/01/35	2,030	1,174,863
Commonwealth of Puerto Rico, GO, , 6.00%, 07/01/38(f)(g)	885	522,150

		2,159,013
Utilities — 0.9%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 07/01/44	2,695	2,597,306
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	5,355	5,160,881
Puerto Rico Electric Power Authority, RB(f)(g):
Series A, 5.00%, 07/01/29	1,280	838,400
Series A, 7.00%, 07/01/33	415	272,863
Series A, 5.00%, 07/01/42	1,260	825,300
Series TT, 5.00%, 07/01/25	210	137,550
Series XX, 5.25%, 07/01/40	875	573,125
Puerto Rico Electric Power Authority, Refunding RB, Series ZZ, 5.25%, 07/01/21(f)(g)	110	72,050

		10,477,475

Total Municipal Bonds in Puerto Rico		12,636,488

Total Municipal Bonds — 87.7% (Cost — $977,195,089)		981,912,138

10

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New York — 12.6%
County/City/Special District/School District — 1.3%
City of New York, GO:
Sub-Series G-1, 5.00%, 04/01/29	$750	$812,554
Sub-Series I-1, 5.00%, 03/01/36	1,500	1,657,380
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	2,000	2,247,820
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(i)	2,250	2,433,098
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,046,417

		14,197,269
Education — 0.1%
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.25%, 07/01/29	1,350	1,383,635

State — 6.3%
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	2,100	2,118,474
City of New York Transitional Finance Authority, RB, Future Tax Secured:
Sub-Series D-1, 5.00%, 11/01/38	1,650	1,771,193
Sub-Series F-1, 5.00%, 05/01/38	3,448	3,869,224
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	1,440	1,534,514
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	5,000	5,817,700
General Purpose, Series C, 5.00%, 03/15/41	1,000	1,058,715
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	15,393	17,321,758
State Personal Income Tax, Series A, 5.00%, 02/15/34	10,000	11,295,078
State of New York Dormitory Authority, Refunding RB, Bid Group 4, Series C, 5.00%, 03/15/39	9,000	10,217,970

Security	Par (000)	Value
State (continued)
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A:
4.00%, 03/15/37	$8,740	$9,001,239
5.00%, 03/15/45	6,004	6,652,560

		70,658,425
Transportation — 2.9%
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.00%, 11/15/39	4,260	4,665,580
Metropolitan Transportation Authority, Refunding RB, Green Bonds, Sub-Series B-1, 5.00%, 11/15/51	10,000	11,078,203
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	1,950	2,195,069
Consolidated, Series 169th, 5.00%, 10/15/26	1,500	1,607,213
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	1,560	1,678,732
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/41	10,000	11,158,100

		32,382,897
Utilities — 2.0%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	2,790	2,982,919
Fiscal 2012, Series BB, 5.00%, 06/15/44	3,751	4,024,664
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2018, 5.00%, 06/15/38(i)	7,504	8,473,635
Utility Debt Securitization Authority, Refunding RB, Restructuring:
Series A, 5.00%, 12/15/34	5,000	5,697,350

11

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring (continued):
Series B, 4.00%, 12/15/35	$1,300	$1,363,752

		22,542,320

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.6% (Cost — $142,088,115)		141,164,546

Total Long-Term Investments — 101.6% (Cost — $1,133,969,270)		1,137,394,292

Security	Shares	Value
Short-Term Securities — 4.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.39%(j)(k)	50,307,895	$50,312,926

Total Short-Term Securities — 4.5% (Cost — $50,309,986)		50,312,926

Total Investments — 106.1% (Cost — $1,184,279,256)		1,187,707,218
Other Assets Less Liabilities — 0.6%		6,396,561
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.7)%		(74,904,742)

Net Assets — 100.0%		$1,119,199,037

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	When-issued security.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Non-income producing security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 15, 2019 to June 15, 2025, is $5,134,283.

(j)	Annualized 7-day yield as of period end.
(k)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	37,673,273	12,634,622	50,307,895	$50,312,926	$149,875	$(469)	$(1)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, theFund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

12

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock New York Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	432	12/19/18	$51,314	$632,673
Long U.S. Treasury Bond	1,171	12/19/18	164,526	4,699,067
5-Year U.S. Treasury Note	208	12/31/18	23,395	189,060

				$5,520,800

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

13

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock New York Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,137,394,292	$—	$1,137,394,292
Short-Term Securities	50,312,926	—	—	50,312,926

	$50,312,926	$1,137,394,292	$—	$1,187,707,218

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$5,520,800	$—	$—	$5,520,800

(a)	See above Schedule of Investments for values in each sector or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end TOB Trust Certificates of $74,739,065 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

14

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: November 19, 2018